Employee deferred compensation (Details 3)	12 Months Ended				1 Months Ended			12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended					12 Months Ended			1 Months Ended			12 Months Ended																		12 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2013 year	Dec. 31, 2013 Share options Share option plan CHF year	Dec. 31, 2012 Share options Share option plan CHF	Dec. 31, 2011 Share options Share option plan CHF	Jan. 31, 2014 Performance shares Performance share awards CHF year day	Jan. 31, 2013 Performance shares Performance share awards CHF	Jan. 31, 2012 Performance shares Performance share awards CHF	Dec. 31, 2013 Performance shares Performance share awards USD ($) year	Dec. 31, 2013 Performance shares Performance share awards CHF	Dec. 31, 2012 Performance shares Performance share awards CHF	Jan. 16, 2014 Performance shares Performance share awards CHF	Dec. 31, 2016 Performance shares Performance share awards Forecast/Estimate CHF	Dec. 31, 2015 Performance shares Performance share awards Forecast/Estimate CHF	Dec. 31, 2014 Performance shares Performance share awards Forecast/Estimate CHF	Jan. 31, 2014 Stock compensation plan Share awards CHF day	Jan. 31, 2013 Stock compensation plan Share awards CHF	Jan. 31, 2012 Stock compensation plan Share awards CHF	Jan. 31, 2011 Stock compensation plan Share awards CHF year	Dec. 31, 2013 Stock compensation plan Share awards USD ($) year	Dec. 31, 2013 Stock compensation plan Share awards CHF	Dec. 31, 2012 Stock compensation plan Share awards CHF	Dec. 31, 2011 Stock compensation plan Share awards CHF	Jan. 16, 2014 Stock compensation plan Share awards CHF	Dec. 31, 2016 Stock compensation plan Share awards Forecast/Estimate CHF	Dec. 31, 2015 Stock compensation plan Share awards Forecast/Estimate CHF	Dec. 31, 2014 Stock compensation plan Share awards Forecast/Estimate CHF	Jan. 31, 2014 Stock compensation plan Blocked shares CHF	Jan. 31, 2013 Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Stock compensation plan Blocked shares CHF	Dec. 31, 2013 Stock compensation plan Blocked shares	Dec. 31, 2013 Stock compensation plan Blocked shares Minimum month	Dec. 31, 2013 Stock compensation plan Blocked shares Maximum year	Dec. 31, 2013 Stock compensation plan Phantom shares and blocked shares	Dec. 31, 2013 Stock compensation plan Phantom shares and blocked shares Minimum year	Dec. 31, 2013 Stock compensation plan Phantom shares and blocked shares Maximum year	Dec. 31, 2013 Stock compensation plan SISU base unit year	Dec. 31, 2012 Stock compensation plan SISU base unit	Dec. 31, 2011 Stock compensation plan SISU base unit	Dec. 31, 2013 Stock compensation plan SISU leverage unit Maximum	Dec. 31, 2013 Stock compensation plan SISU leverage unit Cliff vesting [Member] year	Dec. 31, 2013 Stock compensation plan ISU base unit year	Dec. 31, 2012 Stock compensation plan ISU base unit	Dec. 31, 2011 Stock compensation plan ISU base unit	Dec. 31, 2013 Stock compensation plan ISU base unit Minimum	Dec. 31, 2012 Stock compensation plan ISU leverage unit	Dec. 31, 2013 Stock compensation plan ISU leverage unit Minimum CHF	Dec. 31, 2011 Stock compensation plan ISU leverage unit Minimum CHF	Dec. 31, 2013 Stock compensation plan ISU leverage unit Cliff vesting [Member] year	Dec. 31, 2013 Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2012 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2013 Bank Share options Share option plan CHF	Dec. 31, 2012 Bank Share options Share option plan CHF	Dec. 31, 2011 Bank Share options Share option plan CHF	Jan. 31, 2014 Bank Performance shares Performance share awards CHF	Jan. 31, 2013 Bank Performance shares Performance share awards CHF	Jan. 31, 2012 Bank Performance shares Performance share awards CHF	Dec. 31, 2013 Bank Performance shares Performance share awards CHF year	Dec. 31, 2012 Bank Performance shares Performance share awards CHF	Jan. 16, 2014 Bank Performance shares Performance share awards CHF	Jan. 31, 2014 Bank Stock compensation plan Share awards CHF	Jan. 31, 2013 Bank Stock compensation plan Share awards CHF	Jan. 31, 2012 Bank Stock compensation plan Share awards CHF	Dec. 31, 2013 Bank Stock compensation plan Share awards CHF year	Dec. 31, 2012 Bank Stock compensation plan Share awards CHF	Dec. 31, 2011 Bank Stock compensation plan Share awards CHF	Jan. 16, 2014 Bank Stock compensation plan Share awards CHF	Jan. 31, 2014 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2013 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Bank Stock compensation plan Blocked shares CHF	Dec. 31, 2013 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2011 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2013 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2011 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2013 Bank Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2012 Bank Stock compensation plan Adjustable Performance Plan share awards
Expected dividend cash flows, in CHF
Expected dividend cash flows												1.13	0.94	0.74										1.13	0.94	0.74
Share award equal to number of Group share awards (in shares)								1	1										1	1													1											1
Number of business days considered for calculating average price of the entity's share					12
Minimum total compensation of certain employees to whom share awards are granted								$ 250,000	250,000										$ 250,000	250,000
Vesting period (in years)								3	3										3	3														0	5	4				4	3							3
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares																														50.00%
Total awards granted					24,200,000	26,400,000	23,500,000																																															23,900,000	26,000,000	23,200,000
Total value of awards granted					663,000,000	660,000,000	516,000,000								827,000,000	950,000,000	438,000,000										18,000,000	6,000,000	11,000,000																									654,000,000	651,000,000	509,000,000				824,000,000	947,000,000	432,000,000					15,000,000	3,000,000	9,000,000
Grant-date fair value (in CHF per share)					28.13	26.44	23.90																																											16.79
Period for which other share-based awards are blocked after the shares vest (in months / years)																															6	3
Moratorium period on early retirement, determined from grant date (in years)	2
Limit on multiple of the grant value of Group shares that can be received for each ISU granted																																							3
Limit on number of Group shares that can be received for each award granted (in shares)																																							3
Number of Group shares at settlement for each unit (in shares)																																													0.986
Estimated unrecognized compensation expense determined on the basis of fair value of the share-based compensation awards																							823,000,000																																											821,000,000
Number of share awards
Balance at beginning of period (in shares)					41,400,000	23,300,000		23,300,000	23,300,000						72,900,000	55,800,000	48,100,000	17,300,000	55,800,000	55,800,000	48,100,000	17,300,000														9,600,000	14,700,000	20,400,000			3,600,000	13,300,000	37,700,000						30,800,000					40,700,000	22,900,000		22,900,000			72,200,000	55,100,000	47,600,000	55,100,000	47,600,000	17,300,000					9,400,000	14,400,000	20,000,000	3,600,000	13,200,000	37,200,000	29,700,000
Granted (in shares)								26,600,000	26,600,000	23,700,000					30,200,000	37,900,000	20,000,000		40,400,000	40,400,000	25,100,000	40,500,000					600,000	200,000	500,000																				1,200,000	31,000,000							26,200,000	23,300,000		30,100,000	37,800,000	19,700,000	40,000,000	24,500,000	39,800,000		500,000	100,000	400,000							1,100,000	29,900,000
Settled (in shares)								(7,600,000)	(7,600,000)	0									(20,000,000)	(20,000,000)	(14,900,000)	(7,600,000)														(4,800,000)	(4,900,000)	(5,100,000)			(1,800,000)	(8,800,000)	(23,300,000)						(17,200,000)	0							(7,500,000)	0					(19,600,000)	(14,600,000)	(7,400,000)					(4,700,000)	(4,800,000)	(5,000,000)	(1,800,000)	(8,700,000)	(23,000,000)	(16,500,000)	0
Forfeited (in shares)								(900,000)	(900,000)	(400,000)									(3,300,000)	(3,300,000)	(2,500,000)	(2,100,000)														(100,000)	(200,000)	(600,000)			(600,000)	(900,000)	(1,100,000)						(300,000)	(200,000)							(900,000)	(400,000)					(3,300,000)	(2,400,000)	(2,100,000)					(100,000)	(200,000)	(600,000)	(600,000)	(900,000)	(1,000,000)	(300,000)	(200,000)
Balance at end of period (in shares)								41,400,000	41,400,000	23,300,000									72,900,000	72,900,000	55,800,000	48,100,000														4,700,000	9,600,000	14,700,000			1,200,000	3,600,000	13,300,000						14,500,000	30,800,000							40,700,000	22,900,000					72,200,000	55,100,000	47,600,000					4,600,000	9,400,000	14,400,000	1,200,000	3,600,000	13,200,000	14,000,000	29,700,000
of which vested (in shares)								2,700,000	2,700,000	900,000									5,800,000	5,800,000	3,900,000	1,800,000														1,200,000	1,700,000	1,000,000			100,000	400,000	1,400,000						1,200,000	300,000							2,700,000	900,000					5,800,000	3,900,000	1,800,000					1,200,000	1,700,000	1,000,000	100,000	400,000	1,400,000	1,200,000	300,000
of which unvested (in shares)								38,700,000	38,700,000	22,400,000									67,100,000	67,100,000	51,900,000	46,300,000														3,500,000	7,900,000	13,700,000			1,100,000	3,200,000	11,900,000						13,300,000	30,500,000							38,000,000	22,000,000					66,400,000	51,200,000	45,800,000					3,400,000	7,700,000	13,400,000	1,100,000	3,200,000	11,800,000	12,800,000	29,400,000
Stock Granted, Value, Share-based Compensation, Gross		0	0	0																																															0	0	0
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)					25.51	23.90			23.90						30.09	34.28	41.91	43.86		34.28	41.91	43.86																																25.51	23.90		23.90			30.07	34.27	41.91	34.27	41.91	43.86
Weighted-average grant-date fair value - Granted (in CHF per share)									26.44	23.90					28.13	26.44	23.90			26.43	23.44	41.08																																			26.44	23.90					26.43	23.39	41.03
Weighted-average grant-date fair value - Settled (in CHF per share)									23.90	0.00										34.09	40.20	43.32																																			23.90	0.00					34.12	40.43	43.39
Weighted-average grant-date fair value - Forfeited (in CHF per share)									24.92	23.90										31.80	37.36	43.39																																			24.92	23.90					32.04	36.96	43.39
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)									25.51	23.90										30.09	34.28	41.91																																			25.51	23.90					30.07	34.27	41.91
Share options:
Share options expiration (in years)		10
Weighted-average remaining contractual term		0 years 8 months 12 days																																																	0 years 8 months 12 days
Total intrinsic value of options exercised		0	0	1,000,000																																															0	0	1,000,000
Cash received from options exercised		0	0	2,000,000																																															0	0	2,000,000
Share option activities
Number of share options - Balance at beginning of period		5,300,000	16,900,000	29,800,000																																															5,200,000	16,500,000	28,300,000
Number of share options - Exercised		0	0	(100,000)																																															0	0	(100,000)
Number of share options - Forfeited		(100,000)	0	0																																															(100,000)	0	0
Number of share options - Expired		(4,800,000)	(11,600,000)	(12,800,000)																																															(4,700,000)	(11,300,000)	(11,700,000)
Number of share options - Balance at end of period		400,000	5,300,000	16,900,000																																															400,000	5,200,000	16,500,000
Number of share options - Exercisable at end of period		400,000	5,300,000	16,900,000																																															400,000	5,200,000	16,500,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)		32.59	51.00	64.58																																															32.61	50.99	63.94
Weighted-average exercise price - Exercised (in CHF per share)		0.00	0.00	31.78																																															0.00	0.00	31.74
Weighted-average exercise price - Forfeited (in CHF per share)		70.90	0.00	0.00																																															70.90	0.00	0.00
Weighted-average exercise price - Expired (in CHF per share)		30.59	59.36	82.61																																															30.59	59.40	82.41
Weighted-average exercise price - Balance at end of period (in CHF per share)		50.77	32.59	51.00																																															50.77	32.61	50.99
Weighted-average exercise price - Exercisable at end of period (in CHF per share)		50.77	32.59	51.00																																															50.77	32.61	50.99
Aggregate intrinsic value of options outstanding and exercisable		0	0	0																																															0	0	0
Estimated unrecognized compensation expense											660,000,000																																																651,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)					3													4	3	3																																					3						3
Minimum predefined target price for settlement of shares (in CHF per share)																																														53.71	58.45
Number of days used to compute average price for determining number of share awards															12
Maximum scaling factor to be applied to the grant value of share awards																																							2.5
Amount that additional shares may negatively be adjusted by if the average Group share price is below target, but not below (in shares)																																							0